Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized		490,000,000	490,000,000
Ordinary shares, issued		14,392,364	10,987,679
Ordinary shares, outstanding		14,392,364	10,987,679
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	431,808,000
Ordinary shares, issued	6,200,364
Ordinary shares, outstanding	6,200,364
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	58,192,000
Ordinary shares, issued	8,192,000
Ordinary shares, outstanding	8,192,000